ACQUISITION (Details Narrative) - USD ($)				3 Months Ended		12 Months Ended
	Oct. 01, 2023	Oct. 14, 2022	Feb. 09, 2022	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Business Acquisition [Line Items]
Cash purchase price						$ 750,000	$ 10,291,674
Interest expense				$ 103,072	$ 43,049	199,681	29,992
Revenue				15,894,358	13,559,706	55,689,793	29,009,640
Net income (loss)				$ (701,463)	$ (1,051,149)	(9,932,620)	(3,322,695)
Ellwood Thompson [Member]
Business Acquisition [Line Items]
Cash purchase price	$ 750,000
Amortization period for goodwill for tax purposes (years)	15 years
Inventory	$ 851,000
Revenue						(3,100,000)
Net income (loss)						(300,000)
Promissory note	718,000
Contingent consideration	1,468,000
Ellwood Thompson [Member] | Selling, General and Administrative Expenses [Member]
Business Acquisition [Line Items]
Aquisition related cost						131,000
Mother Earth's Storehouse, Inc. [Member]
Business Acquisition [Line Items]
Cash purchase price			$ 5,150,000
Amortization period for goodwill for tax purposes (years)			15 years
Inventory			$ 805,000
Revenue							11,900,000
Net income (loss)							300,000
Mother Earth's Storehouse, Inc. [Member] | Selling, General and Administrative Expenses [Member]
Business Acquisition [Line Items]
Aquisition related cost							157,000
Greens Natural Foods [Member]
Business Acquisition [Line Items]
Cash purchase price		$ 5,142,000
Amortization period for goodwill for tax purposes (years)		15 years
Inventory		$ 1,642,000
Revenue							6,300,000
Net income (loss)							50,000.00
Promissory note		3,000,000
Contingent consideration		9,250,000
Greens Natural Foods [Member] | Acquisition-related Costs [Member]
Business Acquisition [Line Items]
Aquisition related cost						131,000	1,063,000
Greens Natural Foods [Member] | Selling, General and Administrative Expenses [Member]
Business Acquisition [Line Items]
Aquisition related cost							$ 906,000
Asset Purchase Agreement [Member] | Ellwood Thompson [Member]
Business Acquisition [Line Items]
Cash purchase price	750,000
Purchase of promissory note	750,000
Fair value	$ 718,000
Interest expense						$ 32,000
Asset Purchase Agreement [Member] | Mother Earth's Storehouse, Inc. [Member]
Business Acquisition [Line Items]
Cash purchase price			4,472,500
Inventory			$ 677,500
Asset Purchase Agreement [Member] | Greens Natural Foods [Member]
Business Acquisition [Line Items]
Cash purchase price		5,142,000
Promissory note		3,000,000
Asset Purchase Agreement [Member] | Greens Natural Foods [Member] | Fair Value, Inputs, Level 3 [Member]
Business Acquisition [Line Items]
Contingent consideration		$ 1,108,000
Contingent consideration discount rate		3.80%